Accrued Pension And Severance Costs (Schedule Of Weighted-Average Assumptions Used To Determine Benefit Obligations) (Detail)	Mar. 31, 2012	Mar. 31, 2011
Japanese Plans [Member]
Accrued Pension And Severance Costs [Abstract]
Discount rate	1.80%	2.20%
Rate of compensation increase	3.00%	3.00%
Non-Japanese Plans [Member]
Accrued Pension And Severance Costs [Abstract]
Discount rate	3.70%
Rate of compensation increase	2.80%